Other Reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 11,298
Other comprehensive income attributable to Royal Dutch Shell plc shareholders	18,828	$ (1,374)	$ (811)
Scrip dividends	4,751	5,282	2,602
Ending balance	16,932	11,298
Merger Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	37,311	3,398	3,405
Scrip dividends	(13)	(17)	(7)
Ending balance	37,298	37,311	3,398
Shares issued		33,930
Share Premium Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	154	154	154
Ending balance	154	154	154
Capital Redemption Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	84	84	83
Ending balance	84	84	84
Repurchases of shares			1
Share Plan Reserve [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	1,644	1,658	1,723
Share-based compensation	(204)	(14)	(65)
Ending balance	1,440	1,644	1,658
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(27,895)	(22,480)	(19,730)
Other comprehensive income attributable to Royal Dutch Shell plc shareholders	5,851	(5,949)	(2,750)
Share-based compensation		534
Ending balance	(22,044)	(27,895)	(22,480)
Other Reserves [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	11,298	(17,186)	(14,365)
Other comprehensive income attributable to Royal Dutch Shell plc shareholders	5,851	(5,949)	(2,750)
Scrip dividends	(13)	(17)	(7)
Share-based compensation	(204)	520	(65)
Ending balance	$ 16,932	11,298	(17,186)
Shares issued		$ 33,930
Repurchases of shares			$ 1